Eaton Vance
Global Equity Income Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value
Aerospace & Defense — 1.6%
BAE Systems PLC	158,053	$ 2,389,164
Safran SA	35,583	8,820,893
		$ 11,210,057
Air Freight & Logistics — 0.9%
GXO Logistics, Inc.(1)	83,596	$ 3,799,438
United Parcel Service, Inc., Class B	21,102	2,410,482
		$ 6,209,920
Banks — 9.8%
Banco Santander SA	785,117	$ 4,023,335
Barclays PLC	1,361,550	4,990,073
Citigroup, Inc.	72,037	5,865,973
HDFC Bank Ltd.	218,141	4,269,753
HSBC Holdings PLC	1,001,890	10,463,856
ING Groep NV	269,972	4,487,174
KBC Group NV	45,498	3,490,049
Nordea Bank Abp	621,906	7,396,983
Societe Generale SA	192,943	6,245,572
Swedbank AB, Class A	243,103	5,293,189
Toronto-Dominion Bank	101,103	5,767,674
Truist Financial Corp.	87,040	4,144,845
		$ 66,438,476
Beverages — 0.8%
Diageo PLC	95,218	$ 2,836,584
Pernod Ricard SA	24,618	2,811,603
		$ 5,648,187
Biotechnology — 1.1%
CSL Ltd.	41,732	$ 7,204,728
		$ 7,204,728
Broadline Retail — 3.1%
Amazon.com, Inc.(1)	88,391	$ 21,008,773
		$ 21,008,773
Capital Markets — 1.0%
Bank of New York Mellon Corp.	29,820	$ 2,562,433
Charles Schwab Corp.	48,399	4,003,565
		$ 6,565,998
Security	Shares	Value
Chemicals — 0.1%
Sika AG	2,084	$ 529,261
		$ 529,261
Construction Materials — 0.2%
CRH PLC	16,187	$ 1,602,999
		$ 1,602,999
Consumer Finance — 1.3%
Capital One Financial Corp.	20,435	$ 4,162,814
Discover Financial Services	21,957	4,415,333
		$ 8,578,147
Diversified Telecommunication Services — 2.1%
Telstra Group Ltd.	3,993,000	$ 9,748,471
Zegona Communications PLC(1)	754,249	4,388,783
		$ 14,137,254
Electric Utilities — 1.7%
Enel SpA	278,878	$ 1,982,178
Iberdrola SA	287,503	4,062,866
NextEra Energy, Inc.	78,498	5,617,317
		$ 11,662,361
Electrical Equipment — 2.4%
AMETEK, Inc.	35,998	$ 6,643,791
Schneider Electric SE	37,208	9,436,866
		$ 16,080,657
Electronic Equipment, Instruments & Components — 2.4%
CDW Corp.	29,859	$ 5,946,121
Halma PLC	166,786	6,248,016
Keyence Corp.	9,884	4,257,125
		$ 16,451,262
Entertainment — 1.2%
Walt Disney Co.(2)	72,444	$ 8,190,519
		$ 8,190,519
Financial Services — 3.2%
Berkshire Hathaway, Inc., Class B(1)	19,807	$ 9,282,947
Global Payments, Inc.	40,304	4,548,306
Visa, Inc., Class A(2)	23,168	7,918,822
		$ 21,750,075

Eaton Vance
Global Equity Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products — 1.1%
Nestle SA	84,462	$ 7,174,255
		$ 7,174,255
Gas Utilities — 0.9%
Snam SpA	1,317,856	$ 6,094,364
		$ 6,094,364
Health Care Equipment & Supplies — 3.7%
Alcon AG	30,510	$ 2,784,154
Boston Scientific Corp.(1)	107,672	11,021,306
Coloplast AS, Class B	30,465	3,508,579
Intuitive Surgical, Inc.(1)	10,159	5,809,729
Straumann Holding AG	14,191	2,012,506
		$ 25,136,274
Health Care Providers & Services — 1.6%
Amplifon SpA	187,551	$ 5,012,083
Elevance Health, Inc.	6,025	2,384,093
UnitedHealth Group, Inc.	5,986	3,247,345
		$ 10,643,521
Health Care REITs — 0.4%
Healthpeak Properties, Inc.	135,322	$ 2,795,752
		$ 2,795,752
Hotels, Restaurants & Leisure — 4.2%
Amadeus IT Group SA	84,462	$ 6,180,722
Aramark	76,069	2,959,845
Compass Group PLC	342,914	11,814,885
InterContinental Hotels Group PLC	33,156	4,421,065
Marriott International, Inc., Class A	10,067	2,925,369
		$ 28,301,886
Household Products — 1.2%
Essity AB, Class B	131,238	$ 3,323,703
Reckitt Benckiser Group PLC	75,890	5,018,510
		$ 8,342,213
Industrial Conglomerates — 1.4%
Siemens AG	43,295	$ 9,281,412
		$ 9,281,412
Insurance — 4.3%
AIA Group Ltd.	649,004	$ 4,562,591
Allstate Corp.	17,745	3,412,896
Security	Shares	Value
Insurance (continued)
American International Group, Inc.	90,083	$ 6,635,514
Arch Capital Group Ltd.	8,222	765,222
Assurant, Inc.	16,053	3,454,445
AXA SA	83,101	3,152,615
Prudential PLC	419,378	3,490,035
RenaissanceRe Holdings Ltd.	14,978	3,483,583
		$ 28,956,901
Interactive Media & Services — 5.2%
Alphabet, Inc., Class C	107,917	$ 22,187,735
Meta Platforms, Inc., Class A	18,723	12,903,517
		$ 35,091,252
Life Sciences Tools & Services — 0.6%
Danaher Corp.	18,149	$ 4,042,508
		$ 4,042,508
Machinery — 2.3%
Ingersoll Rand, Inc.	90,452	$ 8,484,398
Parker-Hannifin Corp.	10,403	7,355,441
		$ 15,839,839
Metals & Mining — 1.3%
Anglo American PLC	105,492	$ 3,088,931
Kobe Steel Ltd.	291,827	3,107,209
Rio Tinto Ltd.	34,997	2,520,516
		$ 8,716,656
Multi-Utilities — 0.2%
CMS Energy Corp.	25,294	$ 1,669,404
		$ 1,669,404
Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.	2,887	$ 430,711
ConocoPhillips	63,017	6,227,970
EOG Resources, Inc.	114,181	14,362,828
Repsol SA	167,640	1,948,294
		$ 22,969,803
Personal Care Products — 0.6%
L'Oreal Prime De Fidelite(1)	8,246	$ 3,059,531
L'Oreal SA	2,627	974,702
		$ 4,034,233

Eaton Vance
Global Equity Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 8.1%
AstraZeneca PLC	64,739	$ 9,087,773
Eli Lilly & Co.	31,227	25,327,595
Novo Nordisk AS, Class B	164,839	13,916,467
Zoetis, Inc.	40,755	6,965,030
		$ 55,296,865
Professional Services — 1.7%
Recruit Holdings Co. Ltd.	58,316	$ 4,070,000
RELX PLC	71,514	3,551,130
Robert Half, Inc.	26,557	1,720,628
Verisk Analytics, Inc.	8,569	2,463,073
		$ 11,804,831
Residential REITs — 0.6%
Invitation Homes, Inc.	121,955	$ 3,798,898
		$ 3,798,898
Semiconductors & Semiconductor Equipment — 9.1%
ASML Holding NV	15,852	$ 11,726,724
Broadcom, Inc.	9,276	2,052,501
Infineon Technologies AG	181,554	5,969,223
Micron Technology, Inc.	85,351	7,787,425
NVIDIA Corp.	159,981	19,208,919
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	52,860	11,064,655
Tokyo Electron Ltd.	22,147	3,735,842
		$ 61,545,289
Software — 5.0%
Adobe, Inc.(1)	10,259	$ 4,487,799
Intuit, Inc.	8,768	5,274,040
Microsoft Corp.(2)	58,352	24,219,581
		$ 33,981,420
Specialty Retail — 1.9%
Lowe's Cos., Inc.	17,778	$ 4,622,991
TJX Cos., Inc.	66,161	8,256,231
		$ 12,879,222
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	98,553	$ 23,258,508
		$ 23,258,508
Textiles, Apparel & Luxury Goods — 1.3%
Cie Financiere Richemont SA, Class A	18,271	$ 3,532,123
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
LVMH Moet Hennessy Louis Vuitton SE	7,309	$ 5,345,834
		$ 8,877,957
Tobacco — 1.5%
Imperial Brands PLC	304,741	$ 10,278,196
		$ 10,278,196
Trading Companies & Distributors — 1.3%
Ashtead Group PLC	19,060	$ 1,242,177
IMCD NV	47,149	7,383,549
		$ 8,625,726
Total Common Stocks (identified cost $424,847,832)		$672,705,859

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(3)	4,713,655	$ 4,713,655
Total Short-Term Investments (identified cost $4,713,655)		$ 4,713,655
Total Investments — 99.9% (identified cost $429,561,487)		$677,419,514
Other Assets, Less Liabilities — 0.1%		$ 620,301
Net Assets — 100.0%		$678,039,815
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.

Eaton Vance
Global Equity Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	58.4%	$395,957,383
United Kingdom	11.3	76,730,212
France	4.5	30,410,750
Netherlands	3.5	23,597,447
Denmark	2.6	17,425,046
Spain	2.4	16,215,217
Germany	2.3	15,250,635
Japan	2.2	15,170,176
Italy	1.9	13,088,625
Australia	1.8	12,268,987
Taiwan	1.6	11,064,655
Sweden	1.3	8,616,892
Hong Kong	1.2	8,052,626
Finland	1.1	7,396,983
Switzerland	0.9	6,073,890
Canada	0.9	5,767,674
India	0.6	4,269,753
Belgium	0.5	3,490,049
Bermuda	0.5	3,483,583
South Africa	0.5	3,088,931
Total Investments	100.0%	$677,419,514
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	67	Long	3/21/25	$ 20,325,288	$(217,096)
STOXX 600 Bank Index	(1,556)	Short	3/21/25	(18,688,342)	(212,967)
STOXX Europe 600 Utilities	(68)	Short	3/21/25	(1,372,771)	(29,046)
					$(459,109)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
At January 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Eaton Vance
Global Equity Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,713,655, which represents 0.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,553	$52,175,935	$(47,466,833)	$ —	$ —	$4,713,655	$77,224	4,713,655
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 43,281,771	$ 14,137,254	$ —	$ 57,419,025
Consumer Discretionary	39,773,209	31,294,629	—	71,067,838
Consumer Staples	—	32,417,553	—	32,417,553
Energy	21,021,509	1,948,294	—	22,969,803
Financials	70,424,372	61,865,225	—	132,289,597
Health Care	58,797,606	46,585,821	—	105,383,427
Industrials	32,877,251	46,175,191	—	79,052,442
Information Technology	103,299,549	31,936,930	—	135,236,479
Materials	1,602,999	9,245,917	—	10,848,916
Real Estate	6,594,650	—	—	6,594,650
Utilities	7,286,721	12,139,408	—	19,426,129
Total Common Stocks	$384,959,637	$287,746,222*	$ —	$672,705,859
Short-Term Investments	$ 4,713,655	$ —	$ —	$ 4,713,655
Total Investments	$389,673,292	$287,746,222	$ —	$677,419,514

Eaton Vance
Global Equity Income Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$ (459,109)	$ —	$ —	$ (459,109)
Total	$ (459,109)	$ —	$ —	$ (459,109)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.